Summary of Consideration Paid and Recognized Amounts of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill	$ 1,547,397	$ 1,541,574
Central Payment Co., LLC and ProPay
Business Acquisition [Line Items]
Cash and restricted cash			3,003
Accounts receivable			4,092
Other assets			12,522
Identifiable intangible assets			76,600
Other liabilities			(30,558)
Noncontrolling interest in acquired entity			(38,000)
Goodwill			162,090
Total consideration			$ 189,749